Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000239891
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets ex-China ETF
Class Name	Global X Emerging Markets ex-China ETF
Trading Symbol	EMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Emerging Markets ex-China ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/emm/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emm/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets ex-China ETF	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 18,488,263
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 80,675
InvestmentCompanyPortfolioTurnover	62.06%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.5%
Philippines	0.9%
Chile	1.1%
Vietnam	1.4%
Greece	1.7%
South Africa	2.8%
Indonesia	3.2%
Mexico	3.6%
United Arab Emirates	3.9%
Saudi Arabia	4.7%
South Korea	12.0%
Taiwan	22.8%
Exchange-Traded Funds	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Global X India Active ETFFootnote Reference**	28.6%
Taiwan Semiconductor Manufacturing ADR	13.4%
Global X Brazil Active ETFFootnote Reference**	7.3%
MediaTek	3.5%
Samsung Electronics GDR	2.5%
HD Hyundai Electric	2.1%
Shinhan Financial Group	1.9%
ADNOC Drilling PJSC	1.7%
Saudi National Bank	1.7%
Al Rajhi Bank	1.6%
Footnote	Description
Footnote**	Affiliated Investment

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emm/
C000239894
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets Great Consumer ETF
Class Name	Global X Emerging Markets Great Consumer ETF
Trading Symbol	EMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Emerging Markets Great Consumer ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/emc/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emc/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Great Consumer ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 85,004,851
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 352,883
InvestmentCompanyPortfolioTurnover	31.81%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.2%
Vietnam	1.1%
Greece	1.5%
South Africa	2.2%
Mexico	2.3%
Indonesia	2.8%
United Arab Emirates	2.8%
Saudi Arabia	3.5%
Brazil	5.8%
South Korea	5.9%
Taiwan	14.9%
India	20.9%
China	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	10.7%
Tencent Holdings	4.6%
MediaTek	4.2%
Alibaba Group Holding	3.4%
Kolmar Korea	3.1%
ICICI Bank ADR	2.8%
Trip.com Group	2.4%
Xiaomi, Cl B	2.4%
Meituan, Cl B	2.2%
Apollo Hospitals Enterprise	2.2%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emc/
C000219481
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets Bond ETF
Class Name	Global X Emerging Markets Bond ETF
Trading Symbol	EMBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Emerging Markets Bond ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/embd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/embd/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Bond ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 219,063,783
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 413,456
InvestmentCompanyPortfolioTurnover	15.01%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	40.7%
Exchange-Traded Fund	0.9%
Colombia	3.0%
Oman	3.3%
Saudi Arabia	3.3%
Peru	3.4%
Dominican Republic	3.7%
United Arab Emirates	3.7%
Hungary	3.9%
Brazil	4.3%
U.S. Treasury Obligations	5.3%
South Africa	5.3%
Chile	7.3%
Mexico	9.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Eskom Holdings SOC	6.350%	08/10/28	1.4%
U.S. Treasury Notes	5.000%	10/31/25	1.4%
Argentine Republic Government International Bond	4.125%	07/09/35	1.3%
Peruvian Government International Bond	8.750%	11/21/33	1.2%
Republic of Poland Government International Bond	5.500%	04/04/53	1.2%
Abu Dhabi Government International Bond	5.500%	04/30/54	1.2%
Hungary Government International Bond	6.250%	09/22/32	1.1%
Brazilian Government International Bond	6.000%	10/20/33	1.1%
Petroleos Mexicanos	6.840%	01/23/30	1.1%
Saudi Government International Bond	5.750%	01/16/54	1.1%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/embd/
C000243178
Shareholder Report [Line Items]
Fund Name	Global X Brazil Active ETF
Class Name	Global X Brazil Active ETF
Trading Symbol	BRAZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Brazil Active ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/braz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/braz/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Brazil Active ETF	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 4,570,017
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 12,809
InvestmentCompanyPortfolioTurnover	33.19%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.4%
Consumer Discretionary	6.4%
Consumer Staples	6.5%
Utilities	8.7%
Industrials	9.7%
Materials	13.0%
Energy	14.6%
Financials	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Petroleo Brasileiro ADR	12.7%
Itau Unibanco Holding ADR	11.0%
NU Holdings, Cl A	10.6%
Vale ADR, Cl B	5.6%
Banco Bradesco ADR	5.3%
Itausa	4.7%
Banco BTG Pactual	4.5%
WEG	4.3%
Centrais Eletricas Brasileiras ADR	3.9%
Localiza Rent a Car	3.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/braz/
C000243177
Shareholder Report [Line Items]
Fund Name	Global X India Active ETF
Class Name	Global X India Active ETF
Trading Symbol	NDIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X India Active ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ndia/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ndia/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X India Active ETF	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 42,255,958
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 106,109
InvestmentCompanyPortfolioTurnover	13.03%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.5%
Utilities	2.8%
Real Estate	3.2%
Communication Services	3.9%
Materials	5.4%
Consumer Staples	6.3%
Industrials	8.8%
Consumer Discretionary	10.2%
Energy	10.4%
Information Technology	11.5%
Financials	33.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
HDFC Bank	9.1%
Reliance Industries GDR	8.3%
ICICI Bank ADR	7.5%
Infosys ADR	5.6%
Axis Bank	5.3%
Larsen & Toubro	4.7%
Tata Consultancy Services	4.2%
United Spirits	3.9%
Bharti Airtel	3.9%
UltraTech Cement	3.4%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ndia/